November 10, 2008

EDGAR FILING

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	Heritage Cash Trust
File Nos. 2-98635 and 811-4337
Post-Effective Amendment No. 29

Dear Sir or Madam:

     Pursuant to 497(j) of the Securities Act of 1933, I hereby certify that the definitive forms of Prospectus and Statement of Additional Information used with respect to the Registrant does not differ from the Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 29 (the “PEA”) to its Registration Statement on Form N-1A and that the PEA was filed electronically. If you have any questions or comments concerning the foregoing, please call me at (202) 778-9187.

Very truly yours,

/s/ Francine J. Rosenberger

Francine J. Rosenberger

cc:	Mathew J. Calabro
Susan L. Walzer
Heritage Asset Management, Inc.